Real Estate	12 Months Ended
Dec. 31, 2011
Real Estate [Abstract]
Real Estate Disclosure [Text Block]

4.	Real Estate
The following table summarizes the carrying amounts for the Company’s investment in real estate (at cost) as of December 31, 2011 and 2010 (amounts in thousands):

	2011	2010
Land	$4,367,816	$4,110,275
Depreciable property:
Buildings and improvements	14,262,616	13,995,121
Furniture, fixtures and equipment	1,292,124	1,231,391
Projects under development:
Land	75,646	28,260
Construction-in-progress	84,544	102,077
Land held for development:
Land	299,096	198,465
Construction-in-progress	26,104	36,782
Investment in real estate	20,407,946	19,702,371
Accumulated depreciation	(4,539,583)	(4,337,357)
Investment in real estate, net	$15,868,363	$15,365,014

During the year ended December 31, 2011, the Company acquired the entire equity interest in the following from unaffiliated parties (purchase price in thousands):

	Properties	Apartment Units	Purchase Price

Rental Properties – Consolidated	21	6,198	$1,383,048
Land Parcels (seven) (1) (2)	—	—	202,313
Other (3)	—	—	11,750
Total	21	6,198	$1,597,111

(1)
Includes a vacant land parcel at 400 Park Avenue South in New York City acquired jointly by the Company and Toll Brothers (NYSE: TOL). The Company's and Toll Brothers' allocated portions of the purchase price were approximately $76.1 million and $57.9 million, respectively. Until the core and shell of the building is complete, the building and land will be owned jointly and are required to be consolidated on the Company's balance sheet. Thereafter, the Company will solely own and control the rental portion of the building (floors 2-22) and Toll Brothers will solely own and control the for sale portion of the building (floors 23-40). Once the core and shell are complete, the Toll Brothers' portion of the property will be deconsolidated from the Company's balance sheet.

(2)	Includes entry into a long-term ground lease for a land parcel at 170 Amsterdam Avenue in New York City.

(3)	Represents the acquisition of a 97,000 square foot commercial building adjacent to our Harbor Steps apartment property in downtown Seattle for potential redevelopment.

During the year ended December 31, 2010, the Company acquired the entire equity interest in the following from unaffiliated parties (purchase price in thousands):

	Properties	Apartment Units	Purchase Price

Rental Properties – Consolidated	16	4,445	$1,485,701
Land Parcels (six)	—	—	68,869
Total	16	4,445	$1,554,570

In addition to the properties discussed above, the Company acquired the 75% equity interest it did not own in seven previously unconsolidated properties containing 1,811 apartment units with a real estate value of $105.1 million.
During the year ended December 31, 2011, the Company disposed of the following to unaffiliated parties (sales price in thousands):

	Properties	Apartment Units	Sales Price

Rental Properties – Consolidated	47	14,345	$1,482,239
Land Parcel (one) (1)	—	—	22,786
Total	47	14,345	$1,505,025

(1)	Represents the sale of a land parcel, on which the Company no longer planned to develop, in suburban Washington, D.C.
The Company recognized a net gain on sales of discontinued operations of approximately $826.5 million and a net gain on sales of land parcels of approximately $4.2 million on the above sales.
During the year ended December 31, 2010, the Company disposed of the following to unaffiliated parties (sales price in thousands):

	Properties	Apartment Units	Sales Price
Rental Properties:
Consolidated	35	7,171	$718,352
Unconsolidated (1)	27	6,275	417,779
Land Parcel (one)	—	—	4,000
Condominium Conversion Properties	1	2	360
Total	63	13,448	$1,140,491

(1)	The Company owned a 25% interest in these unconsolidated rental properties. Sales price listed is the gross sales price.
The Company recognized a net gain on sales of discontinued operations of approximately $298.0 million, a net gain on sales of unconsolidated entities of approximately $28.1 million and a net loss on sales of land parcels of approximately $1.4 million on the above sales.